Commitments and Contingencies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) ft² $ / shares	Dec. 31, 2024 USD ($) $ / shares	Mar. 10, 2025 $ / shares	Jan. 31, 2025 USD ($)	Dec. 31, 2023 $ / shares	Aug. 31, 2017 ft²
Commitments and Contingencies (Details) [Line Items]
Rental expenses totaled	$ 35,000	$ 125,000
Employee retention credit in the amount		$ 188,760
Preferred stock value (in Dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Common stock, per share (in Dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Sale of securities				$ 50,000,000
Office Space, 5430 LBJ Freeway Dallas Texas [Member]
Commitments and Contingencies (Details) [Line Items]
Square feet of office space (in Square Feet) | ft²						2,685
Expanded Office Space, 5430 LBJ Freeway Dallas Texas [Member]
Commitments and Contingencies (Details) [Line Items]
Square feet of office space (in Square Feet) | ft²	2,685
RABLBX Merger Sub Inc. and REalloys [Member]
Commitments and Contingencies (Details) [Line Items]
Expected to collectively retain rate			7.30%
Common and convertible preferred stock percentage			92.70%